Borrowings	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Borrowings	BORROWINGS
The terms and conditions of outstanding loans are as follows:

		United States Dollar
Facility Figures in millions unless otherwise stated	Notes	2022	2021	Borrower	Nominal Interest rate	Commitment fee	Maturity date

US$500 million 5-year notes issue (the 5-year notes)[1]	(a)	498.8	497.9	Orogen	5.125%	—	15 May 2024
US$500 million 10-year notes issue (the 10-year notes)[1]	(b)	497.0	496.7	Orogen	6.125%	—	15 May 2029
US$150 million revolving senior secured credit facility – old[2]	(c)	—	—	La Cima	LIBOR plus 2.80%	0.50%	19 September 2021
US$150 million revolving senior secured credit facility – new[2]	(d)	83.5	83.5	La Cima	LIBOR plus 1.40%	0.50%	15 April 2024
US$100 million revolving credit facility[3]		—	—	Ghana	LIBOR plus 2.75%	0.90%	13 October 2024
A$500 million syndicated revolving credit facility[4]	(e)	—	—	Gruyere	BBSY plus 2.20%	0.88%	19 November 2023
US$1,200 million revolving credit facilities[5]	(f)	—	—
– Facility A (US$600 million 3-year revolving credit facility)		—	—	Orogen/Ghana	LIBOR plus 1.45%	0.51%	Refer footnote 5
– Facility B (US$600 million 5-year revolving credit facility)		—	—	Orogen/Ghana	LIBOR plus 1.70%	0.60%	Refer footnote 5
R1,500 million Nedbank revolving credit facility[6]		—	—	GFIJVH/GFO	JIBAR plus 2.80%	0.90%	8 May 2023
R500 million Rand Merchant Bank revolving credit facility[7]		—	—	GFIJVH/GFO	JIBAR plus 2.15%	0.71%	15 April 2023
R500 million Absa Bank revolving credit facility[8]		—	—	GFIJVH/GFO	JIBAR plus 2.20%	0.77%	15 April 2023
Short-term Rand uncommitted credit facilities[9]		—	—	—	—	—	—
Total borrowings		1,079.3	1,078.1
Current borrowings		—	—
Non-current borrowings		1,079.3	1,078.1
1    On 9 May 2019, Gold Fields successfully concluded the raising of two new bonds, a US$500 million 5-year notes issue with a coupon of 5.125% and a US$500 million 10-year notes issue with a coupon of 6.125%, raising a total of US$1 billion at an average coupon of 5.625%. The proceeds of the raising were used to repay amounts outstanding under the US$1,290 million term loan and revolving credit facilities and to repurchase of a portion of the 2020 notes.
The balances of the five-year notes and the 10-year notes are net of unamortised transaction costs amounting to US$1.2 million (2021: US$2.1 million) and US$2.4 million (2021: US$3.3 million), respectively.
The payments of all amounts due in respect of the 5-year and 10-year notes are unconditionally and irrevocably guaranteed by Gold Fields Limited (“Gold Fields”), Gold Fields Ghana Holdings (BVI) Limited (“GF Ghana”) and Gold Fields Holdings Company (BVI) Limited (“GF Holdings”) (collectively “the Guarantors”), on a joint and several basis.
2    On 21 July 2020, La Cima and the Facility Agent entered into an Amendment Agreement to extend the termination date of the facility agreement by one year to 19 September 2021.
On 15 April 2021, the old US$150 million revolving senior secured credit facility was refinanced with the new US$150 million revolving senior secured credit facility and cancelled.
Borrowings under the revolving senior secured credit facility are secured by first-ranking assignments of all rights, title and interest in all of La Cima’s concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima are subject to an account control agreement and a first-ranking charge in favour of the lenders. This facility is non-recourse to the rest of the Group.
3    On 27 September 2021, Gold Fields Ghana Limited ("GF Ghana Limited") and Abosso Goldfields Limited ("Abosso") entered into a US$100 million revolving credit facility.
Borrowings under the facility are guaranteed by GF Ghana Limited and Abosso. This facility is non-recourse to the rest of the Group.
4    On 19 November 2020, Gruyere Holdings Proprietary Limited entered into a A$500.0 million syndicated revolving credit facility.
Borrowings under the facility are guaranteed by Gold Fields, GF Holdings, Orogen and GF Ghana.
5    On 25 July 2019, Gold Fields Orogen Holding (BVI) Limited and Gold Fields Ghana Holdings (BVI) Limited entered into a US$1,200 million revolving credit facilities agreement which became effective on the same day, with a syndicate of international banks and financial institutions. The facilities comprise two tranches, a US$600 million 3 year revolving credit facility (with an option to extend to up to 2 years subject to lender consent) and a US$600.0 million 5 year revolving credit facility (with an option to extend to up to 2 years subject to lender consent). The purpose of the facilities was to refinance the US$1,290 million term loan and revolving credit facilities, to repay the 2020 notes and to fund general corporate and working capital requirements of the Gold Fields Group.
In July 2020, US$870 million of the US$1,200 million revolving credit facilities were extended by one year. The facilities will run as follows:
Facility A: US$600 million up to 25 July 2022 then US$435 million from 26 July 2022 to 25 July 2023;
Facility B: US$600 million up to 25 July 2024 then US$435 million from 26 July 2024 to 25 July 2025.
In July 2021, US$1,055 million of the US$1,200 million revolving credit facilities were extended, US$960 million by one year and US$95 million by two years. The facilities will run as follows:
Facility A: USUS$600 million up to 25 July 2022 then US$550 million from 26 July 2022 to 25 July 2024;
Facility B: US$600 million up to 25 July 2024 then US$505 million from 26 July 2024 to 25 July 2026.
Borrowings under this facility are guaranteed by Gold Fields, GF Holdings, Orogen, GF Ghana and Gruyere Holdings Proprietary Limited (“Gruyere”)
[6]    Borrowings under this facility are guaranteed by Gold Fields, GFO, GF Holdings, Orogen, GFIJVH and GF Ghana.
7    On 15 April 2020, GFIJVH and GFO entered into a R500 million Rand Merchant Bank revolving credit facility. Borrowings under the new facility are guaranteed by Gold Fields, GFO, GF Holdings, Orogen, GFIJVH and GF Ghana.
8    On 15 April 2020, GFIJVH and GFO entered into a R500 million Absa Bank revolving credit facility. Borrowings under the new facility are guaranteed by Gold Fields, GFO, GF Holdings, Orogen, GFIJVH and GF Ghana.
[9]    The Group has access to uncommitted loan facilities from some of the major banks. These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities are guaranteed by Gold Fields.
24.    BORROWINGS continued

		United States Dollar
	Figures in millions unless otherwise stated	2022	2021

(a)	US$500 million 5-year notes issue
	Balance at beginning of the year	497.9	497.0
	Unwinding of transaction costs	0.9	0.9
	Balance at end of the year	498.8	497.9
(b)	US$500 million 10-year notes issue
	Balance at beginning of the year	496.7	496.4
	Unwinding of transaction costs	0.3	0.3
	Balance at end of the year	497.0	496.7
(c)	US$150 million revolving senior secured credit facility – old
	Balance at beginning of the year	—	83.5
	Repayments	—	(83.5)
	Balance at end of the year	—	—
(d)	US$150 million revolving senior secured credit facility – new
	Balance at beginning of the year	83.5	—
	Loans advanced	—	83.5
	Balance at end of the year	83.5	83.5
(e)	A$500 million syndicated revolving credit facility
	Balance at beginning of the year	—	200.0
	Loans advanced	181.5	—
	Repayments	(172.9)	(186.7)
	Translation adjustment	(8.6)	(13.3)
	Balance at end of the year	—	—
(f)	US$1,200 million revolving credit facilities
	Balance at beginning of the year	—	250.0
	Loans advanced	25.0	124.0
	Repayments	(25.0)	(374.0)
	Balance at end of the year	—	—
	Total borrowings	1,079.3	1,078.1
Notes to the Consolidated Financial Statements continued
for the year ended 31 December 2022

24.    BORROWINGS continued

	United States Dollar
Figures in millions unless otherwise stated	2022	2021

The exposure of the Group's borrowings to interest rate changes and the contractual repricing dates at the reporting dates are as follows:
Variable rate with exposure to repricing (six months or less)	83.5	83.5
Fixed rate with no exposure to repricing	995.8	994.6
	1,079.3	1,078.1
The carrying amounts of the Group's borrowings are denominated in the following currencies:
US Dollar	1,079.3	1,078.1
Australian Dollar	—	—
Rand	—	—
	1,079.3	1,078.1
The Group has the following undrawn borrowing facilities:
Committed	1,804.3	1,887.1
Uncommitted	80.0	85.4
	1,884.3	1,972.5
All of the above undrawn committed facilities have floating rates. The uncommitted facilities have no expiry dates and are open ended. Undrawn committed facilities have the following expiry dates:
– within one year	532.8	50.0
– later than one year and not later than two years	766.5	565.6
– later than two years and not later than three years	45.0	766.5
– later than three years and not later than five years	460.0	505.0
	1,804.3	1,887.1